January 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:     FutureFunds Series Account of

 Great-West Life & Annuity Insurance Company

          Certification Pursuant to Rule 497(j) under the Securities Act of 1933
          File Nos. 002-89550; 811-03972

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for FutureFunds Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.

the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 45 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.

the text of Amendment No. 45 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on October 31, 2008.

If you should require any additional information regarding the foregoing, please contact the undersigned at (303) 737-1130.

FutureFunds Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)

By: /s/ Michael Cirelli

Michael Cirelli
Counsel

Great-West Life & Annuity Insurance Company